January 11, 2018

Securities and Exchange Commission

Public Filing Desk

100 F Street , N.E.

Washington, D.C. 20549

Re:	Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 61 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to
Rule 485(a)(2) under the Securities Act of 1933 to add a new series, Vontobel U.S. Equity Institutional Fund, to the Trust.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297	mw 858048.1